Statement of Consolidated Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax benefit (expense) to post retirement			$ 9
Tax (benefit) expense to commodity hedges			$ 4
Common stock, dividends, per share	$ 1.00	$ 1.00	$ 0.80
Paid-In Capital [Member]
Common stock, dividends, per share	1.00
Retained Earnings (Accumulated Deficit) [Member]
Common stock, dividends, per share	1.00	1.00	$ 0.80
Accumulated Other Comprehensive (Loss) [Member]
Income tax benefit (expense) to post retirement			$ 9
Tax (benefit) expense to commodity hedges			4
Parent [Member]
Income tax benefit (expense) to post retirement			9
Tax (benefit) expense to commodity hedges			$ 4
Common stock, dividends, per share	$ 1.00	$ 1.00	$ 0.80